CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital [1]	Share premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2017	$ 35,841,621	$ 2,810	$ 56,254,519	$ 72,822			$ (15,110,050)	$ (6,598,080)	$ 1,219,600	$ 41,397,445	$ 77,239,066
Parent company investment	2,009,385		2,009,385								2,009,385
Purchase of preferred stocks to non-controlling interest	9,759,545		9,759,545							(9,759,545)
Stock options and share based incentives	30,005			30,005							30,005
Profit (loss) of the year	(11,039,533)						(11,039,533)			(3,271,713)	(14,311,246)
Other comprehensive (loss) / income	(22,887,539)							(30,013,990)	7,126,451	(8,946,015)	(31,833,554)
Ending balance at Jun. 30, 2018	13,713,484	2,810	68,023,449	102,827			(26,149,583)	(36,612,070)	8,346,051	19,420,172	33,133,656
Adjustment of opening balance for the application of IAS 29	19,560,024						22,546,341		(2,986,317)	7,797,295	27,357,319
Parent company investment	(14,558,347)		(14,558,347)								(14,558,347)
Reverse Stock Options	(102,827)			(102,827)							(102,827)
Reverse recapitalization	21,906,182	329	21,905,853								21,906,182
Private warrants	(3,432,723)		(3,432,723)								(3,432,723)
Shares issued - Rizobacter call option	21,440,126	474	21,439,652							(14,302,975)	7,137,151
Contribution Semya	3,108,981		3,108,981								3,108,981
Profit (loss) of the year	(18,369,045)						(18,369,045)			2,010,154	(16,358,891)
Other comprehensive (loss) / income	4,036,008							5,132,487	(1,096,479)	(131,643)	3,904,365
Ending balance at Jun. 30, 2019	47,301,863	3,613	96,486,865				(21,972,287)	(31,479,583)	4,263,255	14,793,003	62,094,866
Stock options and share based incentives	3,428,029			3,428,029							3,428,029
Convertible notes	702,981				$ 702,981						702,981
Purchase of own shares	(30,906)					$ (30,906)					(30,906)
Profit (loss) of the year	3,359,175						3,359,175			877,453	4,236,628
Other comprehensive (loss) / income	(8,581,747)							(11,718,618)	3,136,871	(1,100,369)	(9,682,116)
Ending balance at Jun. 30, 2020	$ 46,179,395	$ 3,613	$ 96,486,865	$ 3,428,029	$ 702,981	$ (30,906)	$ (18,613,112)	$ (43,198,201)	$ 7,400,126	$ 14,570,087	$ 60,749,482

[1]	Of the total shares, 5,100 shares ($ 0.0001 per value) are held by the Company.